Other Payables and Accrued Liabilities - Other Payables and Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Line Items]
Employee related liabilities	$ 397	$ 370
Employee compensated absences	127	113
Taxes other than income taxes	71	62
Advances	45	73
Payables to equity-method investments	45	47
Obligations for capacity rights	1	10
Derivative instruments	1	75
Provision for restructuring	75	42
Current portion of pension	16	16
Royalties	39	35
Others	125	133
Total	$ 942	$ 976